DEPOSIT PAID (Details Narrative)	Mar. 02, 2022 USD ($)	Mar. 02, 2022 MYR (RM)	Mar. 02, 2022 USD ($)	Mar. 02, 2022 MYR (RM)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 02, 2022 MYR (RM)
Finite-Lived Intangible Assets [Line Items]
Security deposit					$ 80,000	$ 80,000	$ 80,000
Commercial Lease Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Lease term	7 years		7 years					7 years
Rent payable			$ 8,571	RM 36,000
Lease payments	$ 720,000	RM 3,024,000
Segama Lease Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Security deposit	$ 80,000		$ 80,000					RM 336,000